Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Interbank Interest Equivalent Percent	100.14%	101.26%
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	5.96%	6.56%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	2.68%	2.40%